UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      C.V. Starr & Co., Inc. Trust

Address:   399 Park Avenue
           17th Floor
           New York, NY 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Edward Matthews
Title:  Trustee
Phone:  212-759-5837

Signature,  Place,  and  Date  of  Signing:

/s/ Edward Matthews                New York, NY 10022                 8/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      170,838
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AT&T INC                     COM            00206R102    1,783    50,000 SH       SOLE                   50,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104      791    96,726 SH       SOLE                   96,726      0    0
BOARDWALK PIPELINE PARTNERS  UT LTD PARTNER 096627104    6,908   250,000 SH       SOLE                  250,000      0    0
BUCKEYE PARTNERS L P         UNIT LTD PARTN 118230101    2,087    40,000 SH       SOLE                   40,000      0    0
CHEVRON CORP                 COM            166764100    3,165    30,000 SH       SOLE                   30,000      0    0
COPANO ENERGY LLC-UNITS      COM            217202100    6,116   220,000 SH       SOLE                  220,000      0    0
EL PASO PIPELINE PARTNERS LP COM UNIT LPI   283702108    7,199   213,000 SH       SOLE                  213,000      0    0
ENERGY TRANSFER EQUITY LP    COM UT LTD PTN 29273V100    8,614   210,000 SH       SOLE                  210,000      0    0
ENTERPRISE PRODUCTS PARTNERS COM            293792107    9,992   195,000 SH       SOLE                  195,000      0    0
EXXON MOBIL CORP             COM            30231G102    3,423    40,000 SH       SOLE                   40,000      0    0
GENESIS ENERGY L.P.          UNIT LTD PARTN 371927104    6,686   230,000 SH       SOLE                  230,000      0    0
ILLINOIS TOOL WORKS          COM            452308109    4,760    90,000 SH       SOLE                   90,000      0    0
INERGY LP                    UNIT LTD PTNR  456615103    2,793   150,000 SH       SOLE                  150,000      0    0
JOHNSON & JOHNSON            COM            478160104    4,729    70,000 SH       SOLE                   70,000      0    0
JPMORGAN CHASE & CO          COM            46625H100    4,981 1,394,143 SH       SOLE                1,394,143      0    0
KINDER MORGAN ENERGY PRTNRS  UT LTD PARTNER 494550106    6,488    82,560 SH       SOLE                   82,560      0    0
MAGELLAN MIDSTREAM PARTNERS  COM UNIT RP LP 559080106    6,287    89,000 SH       SOLE                   89,000      0    0
MARKWEST ENERGY PARTNERS LP  UNIT LTD PARTN 570759100   10,355   210,000 SH       SOLE                  210,000      0    0
MARSH & MCLENNAN COS         COM            571748102    2,607    80,900 SH       SOLE                   80,900      0    0
MCDONALD'S CORP              COM            580135101    4,427    50,000 SH       SOLE                   50,000      0    0
ONEOK PARTNERS LP            UNIT LTD PARTN 68268N103   11,288   210,000 SH       SOLE                  210,000      0    0
PLAINS ALL AMER PIPELINE LP  UNIT LTD PARTN 726503105   12,122   150,000 SH       SOLE                  150,000      0    0
PROCTER & GAMBLE CO/THE      COM            742718109    4,900    80,000 SH       SOLE                   80,000      0    0
REGENCY ENERGY PARTNERS LP   COM UNITS L P  75885Y107    8,320   350,000 SH       SOLE                  350,000      0    0
SUNOCO LOGISTICS PARTNERS LP COM            86764L108    7,617   210,000 SH       SOLE                  210,000      0    0
TARGA RESOURCES PARTNERS LP  COM UNIT       87611X105    7,843   220,000 SH       SOLE                  220,000      0    0
TESORO LOGISTICS LP          COM UNIT LP    88160T107    2,712    80,000 SH       SOLE                   80,000      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104    3,555    80,000 SH       SOLE                   80,000      0    0
WESTERN GAS PARTNERS LP      COM UNIT LP IN 958254104    8,290   190,000 SH       SOLE                  190,000      0    0